CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,269	$ 2,124
Restricted cash	45
Restricted marketable securities (Note 3)	127	147
Trade receivables (net of allowance for doubtful accounts of $388 and $37 at December 31, 2010 and 2011, respectively)	854	1,251
Other accounts receivable and prepaid expenses (Note 4)	88	174
Inventories	5	17
Total current assets	4,388	3,713
LONG-TERM ASSETS:
Lease deposits	6	4
Deferred income taxes (Note 10d)	31	33
Severance pay fund	619	798
Total long-term assets	656	835
PROPERTY AND EQUIPMENT, NET (Note 6)	161	165
OTHER ASSETS:
Other intangible assets, net (Note 7a)	1,050	1,415
Goodwill	3,479	3,479
Total other assets	4,529	4,894
Total assets	9,734	9,607
CURRENT LIABILITIES:
Trade payables	326	305
Accrued expenses and other liabilities (Note 8)	2,354	2,085
Deferred revenues	2,025	2,452
Liabilities of discontinued operations	435	351
Total current liabilities	5,140	5,193
LONG-TERM LIABILITIES:
Accrued severance pay	762	1,051
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 12,000,000 shares at December 31, 2010 and 2011; Issued: 4,464,457 at December 31, 2010 and 2011; Outstanding: 4,459,057 shares at December 31, 2010 and 2011	13	13
Additional paid-in capital	19,773	19,676
Treasury shares (5,400 Ordinary shares at December 31, 2010 and 2011)	(29)	(29)
Accumulated other comprehensive loss	(19)	(4)
Accumulated deficit	(15,906)	(16,293)
Total shareholders' equity	3,832	3,363
Total liabilities and shareholders' equity	$ 9,734	$ 9,607